Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Wheels, LLC (the “Servicer”)	5 August 2024
Wheels Fleet Lease Funding 1 LLC (the “Issuer”)
666 Garland Place
Des Plaines, Illinois 60016

Re:	Wheels Fleet Lease Funding 1 LLC Series 2024-2 Fixed Rate Asset Backed Notes (the “Notes”) Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Servicer, Issuer, Apollo Global Securities, LLC, RBC Capital Markets, LLC, Scotia Capital (USA) Inc. and Wells Fargo Securities, LLC (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information relating to a pool of leases (the “Leases”) and the vehicles subject to those Leases relating to the Issuer’s securitization transaction.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Issuer, provided us with, or instructed us to obtain, as applicable:
a.
An electronic data file labeled “Wheels_WFLF_Pool_20240630_v2.xlsx” and the corresponding record layout and decode information, as applicable (the “Wheels Data File”), that the Servicer, on behalf of the Issuer, indicated contains information relating to a pool of leases (the “Wheels Leases”) and the vehicles subject to those Wheels Leases as of the close of business on 30 June 2024 (the “Cut‑off Date”) that are expected to be representative of the Leases,

b.	Imaged copies of the following items (collectively, the “Wheels Source Documents”):
i.
The master lease contract, lease amendment, lease addendum, contract change request approval, lease transfer agreement, parent company financial guarantee agreement, fleet management services agreement, lease participation agreement, authorization letter, assignment and assumption agreement, attachment A, affirmation of agreement, notice of base funding rate change or other related documents (collectively and as applicable, the “Wheels Lease Contract”),

ii.	Certain screen shots from the Servicer’s computerized lease servicing system (the “Wheels System Screen Shots”), as applicable,
iii.	The memo of delivery for the leased vehicle (the “Memo of Delivery”) and
iv.	The certificate of title, title status screenshot or other related documents (collectively and as applicable, the “Wheels Title”)
that the Servicer, on behalf of the Issuer, indicated relate to each Wheels Sample Lease (as defined in Attachment A),
c.
Certain schedules and the corresponding record layout and decode information, as applicable (the “Wheels Funding Description Mapping Schedules”), that the Servicer, on behalf of the Issuer, indicated contain funding description information corresponding to each Wheels Lease,

d.
An electronic data file labeled “Donlen Data Tape as of 2024.06.30 - DFLF 2.xlsb” and the corresponding record layout and decode information, as applicable (the “Donlen Data File”), that the Servicer, on behalf of the Issuer, indicated contains information relating to a pool of leases (the “Donlen Leases”) and the vehicles subject to those Donlen Leases as of the Cut‑off Date that are expected to be representative of the Leases,

e.	Imaged copies of the following items (collectively, the “Donlen Source Documents”):
i.
The master motor vehicle lease agreement, master lease agreement, administration agreement, vehicle lease and services agreement, lease amendment, lease addendum, power of attorney or other related documents (collectively and as applicable, the “Donlen Lease Contract”),

ii.	The schedule A leased equipment and any corresponding addendums (collectively, the “Donlen Schedule A”),
iii.	Certain screen shots from Donlen’s computerized lease servicing system (as applicable, the “Donlen System Screen Shots”) and
iv.	The certificate of title, certificate of title of a vehicle or other related documents (collectively and as applicable, the “Donlen Title”)
that the Servicer, on behalf of the Issuer, indicated relate to each Donlen Sample Lease (as defined in Attachment A),
f.
A schedule and the corresponding record layout and decode information, as applicable (the “Donlen Funding Description Mapping Schedule”), that the Servicer, on behalf of the Issuer, indicated contains information relating to the funding description corresponding to each Donlen Lease,

g.
A schedule and the corresponding record layout and decode information, as applicable (the “Donlen Model Mapping Schedule”), that the Servicer, on behalf of the Issuer, indicated contains model information corresponding to certain Donlen Sample Leases,

h.
An electronic data file labeled “WDL 2022A ServicerReport 07.01.2024.xlsx” and the corresponding record layout and decode information, as applicable (the “LeasePlan Data File”), that the Servicer, on behalf of the Issuer, indicated contains information relating to a pool of leases (the “LeasePlan Leases”) and the vehicles subject to those LeasePlan Leases as of the Cut-off Date that are expected to be representative of the Leases,

i.	Imaged copies of the following items (collectively, the “LeasePlan Source Documents,” collectively with the Wheels Source Documents and Donlen Source Documents, the “Source Documents”):
i.
The master lease agreement, vehicle lease agreement, lease agreement, amendment to master lease agreement, addendum to master lease agreement, addendum, exhibit A, assignment agreement, side letter, partial assignment of master vehicle lease agreement and services agreement and assumption of performance by assignee, letter of credit or other related documents (collectively and as applicable, the “LeasePlan Lease Contract”),

ii.	The schedule A, schedule A leased equipment, amended schedule A, supplemental schedule A and any other corresponding addendums or other related documents (collectively, the “LeasePlan Schedule A”) and
iii.
The certificate of title, certificate of title of a vehicle, certificate of origin for a vehicle, certificate of origin or other related documents (collectively and as applicable, the “LeasePlan Title”)

that the Servicer, on behalf of the Issuer, indicated relate to each LeasePlan Sample Lease (as defined in Attachment A),
j.	The list of relevant characteristics (the “Wheels Sample Characteristics”) on the Wheels Data File, which is shown on Exhibit 1 to Attachment A,
k.	The list of relevant characteristics (the “Donlen Sample Characteristics”) on the Donlen Data File, which is shown on Exhibit 3 to Attachment A,
l.
The list of relevant characteristics (the “LeasePlan Sample Characteristics,” collectively with the Wheels Sample Characteristics and Donlen Sample Characteristics, the “Sample Characteristics”) on the LeasePlan Data File, which is shown on Exhibit 5 to Attachment A, and

m.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Wheels Data File, Donlen Data File and LeasePlan Data File is collectively the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A.  The Issuer is responsible for the Subject Matter, Wheels Data File, Wheels Funding Description Mapping Schedules, Donlen Data File, Donlen Funding Description Mapping Schedule, Donlen Model Mapping Schedule, LeasePlan Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Wheels Funding Description Mapping Schedules, Donlen Funding Description Mapping Schedule, Donlen Model Mapping Schedule, Source Documents or any other information provided to us, or that we were instructed to obtain, as applicable, by the Servicer, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Leases, Wheels Leases, Donlen Leases or LeasePlan Leases, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed‑upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 August 2024

Attachment A Page 1 of 3
Procedures performed and our associated findings

1.	As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 150 Wheels Leases using the following criteria (the “Wheels Sample Selection Criteria”):
a.	An Originator value of ”Wheels LT,”
b.	An OS_BOOK_VALUE greater than $0,
c.	A DIPAgingDays value of “n/a,”
d.	An AssetStatus value of “Active,”
e.	An INTEREST_RATE value not equal to “TBD” and
f.	A FUNDING_DESCRIPTION value not equal to “TBD,”
all as shown on the Wheels Data File, from the Wheels Data File (the “Wheels Sample Leases”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Wheels Sample Leases or the methodology they instructed us to use to select the Wheels Sample Leases from the Wheels Data File.

For the purpose of the procedures described in this report, the 150 Wheels Sample Leases are referred to as Wheels Sample Lease Numbers 1 through 150.

2.	For each Wheels Sample Lease, we:

a.
Compared the Wheels Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Wheels Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Wheels Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was found to be in agreement.

b.
Observed that the corresponding Wheels Lease Contract contained a signature in the lessee signature section of such Wheels Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any Wheels Lease Contract.

c.
Observed that “Wheels LT” was the named lien holder or owner on the corresponding Wheels Title or that the named lien holder or owner on such Wheels Title had the word “Wheels” in its name, as applicable.

Attachment A Page 2 of 3
3.	As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 50 Donlen Leases using the following criteria (the “Donlen Sample Selection Criteria”):
a.	A Vehicle Status value of “Active,”
b.	A Manual Ineligible Flag value of “N,”
c.	A Fixed Term Lease Flag value of “N” and
d.	A Book Value greater than $0,
all as shown on the Donlen Data File, from the Donlen Data File (the “Donlen Sample Leases”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Donlen Sample Leases or the methodology they instructed us to use to select the Donlen Sample Leases from the Donlen Data File.

For the purpose of the procedures described in this report, the 50 Donlen Sample Leases are referred to as Sample Lease Numbers 151 through 200.

4.	For each Donlen Sample Lease, we:

a.
Compared the Donlen Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Donlen Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 3 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Donlen Sample Characteristic are shown on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 4 to Attachment A, all such compared information was found to be in agreement.

b.
Observed that the corresponding Donlen Lease Contract contained a signature in the lessee signature section of such Donlen Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any Donlen Lease Contract.

c.
Observed that “Donlen Trust” was the named owner or security interest holder/lessor on the corresponding Donlen Title or that the named owner or security interest holder/lessor on such Donlen Title had the word “Donlen” in its name (except for Sample Lease Numbers 151, 152, 153, 154, 195 and 200), as applicable.

The Servicer, on behalf of the Issuer, instructed us not to perform this procedure for Sample Lease Numbers 151, 152, 153, 154, 195 and 200, as the Servicer, on behalf of the Issuer, was unable to provide the corresponding Donlen Titles.

Attachment A Page 3 of 3
5.	As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 50 LeasePlan Leases using the following criteria (the “LeasePlan Sample Selection Criteria”):
a.	A SV_SecuritizationValue greater than $500,
b.	A Lease_DepreciationRate value that was not <blank> and
c.	A CapCost value that was not <blank>,
all as shown on the LeasePlan Data File, from the LeasePlan Data File (the “LeasePlan Sample Leases,” together with the Wheels Sample Leases and Donlen Sample Leases, the “Sample Leases).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of LeasePlan Sample Leases or the methodology they instructed us to use to select the LeasePlan Sample Leases from the LeasePlan Data File.

For the purpose of the procedures described in this report, the 50 LeasePlan Sample Leases are referred to as Sample Lease Numbers 201 through 250.

6.	For each LeasePlan Sample Lease, we:

a.
Compared the LeasePlan Sample Characteristics listed on Exhibit 5 to Attachment A, as shown on the LeasePlan Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 5 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each LeasePlan Sample Characteristic are shown on Exhibit 5 to Attachment A.  All such compared information was found to be in agreement.

b.
Observed that the corresponding LeasePlan Lease Contract contained a signature in the lessee signature section of such LeasePlan Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any LeasePlan Lease Contract.

c.
Observed that “Lease Plan USA LT” was the named lien holder, owner, purchaser, distributor or dealer on the corresponding LeasePlan Title or that the named lien holder, owner, purchaser, distributor or dealer on such LeasePlan Title had the words “Lease Plan” or “LeasePlan” in its name (except for Sample Lease Number 232), as applicable.

The Servicer, on behalf of the Issuer, instructed us not to perform this procedure, described in the preceding paragraph of this Item 8.c., for Sample Lease Number 232.  The Servicer, on behalf of the Issuer, indicated that they were unable to provide the corresponding LeasePlan Title.

Exhibit 1 to Attachment A Page 1 of 3
Wheels Sample Characteristics and Source Documents

Wheels Sample Characteristic	Wheels Data File Field Name	Source Document(s)	Note(s)

VIN	VIN	Wheels Title or Memo of Delivery	i.

Lessee name	RELATIONSHIP	(a) Wheels Lease Contract or	ii., iii.
(b) Wheels Lease Contract and Wheels System Screen Shots

Funding description	FUNDING_DESCRIPTION	Wheels Lease Contract	iii., iv.

Reserve factor	RESERVE_RATE	Memo of Delivery or Wheels System Screen Shots	v., vi.

Make	MAKE	Memo of Delivery

Model	MODEL	Memo of Delivery	ii.

Original stipulated cost	STIPULATED_COST_AMT	Memo of Delivery or Wheels System Screen Shots	v., vii.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the indicated Wheels Sample Characteristics for each Wheels Sample Lease, the Servicer, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.
For the purpose of comparing the lessee name Wheels Sample Characteristic for each Wheels Sample Lease, the Servicer, on behalf of the Issuer, instructed us to use the Wheels Lease Contract or the Wheels Lease Contract and Wheels System Screen Shots, showing any customer hierarchy information, as applicable, as the Source Documents (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 2 of 3
Notes:  (continued)

iv.	For the purpose of comparing the funding description Wheels Sample Characteristic for each Wheels Sample Lease, the Servicer, on behalf of the Issuer, instructed us to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown on the Wheels Data File, and
(b)	Use the funding description, as shown in the Wheels Lease Contract:
(1)	In accordance with the decode information shown on the Wheels Funding Description Mapping Schedules and
(2)
That corresponds to the lease type, vehicle type (as applicable), delivery date (as applicable), fleet ID (as applicable) and remaining term (as applicable), all as shown on the Wheels Data File (and in accordance with any other applicable note(s)).

v.
The Servicer, on behalf of the Issuer, indicated that certain of the Wheels System Screen Shots contained account activity that occurred after the Cut-off Date.  For the purpose of comparing the indicated Wheels Sample Characteristics for each Wheels Sample Lease, the Servicer, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Cut-off Date.

vi.
For the purpose of comparing the reserve factor Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Numbers 3, 5 and 23) the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the reserve factor Wheels Sample Characteristic for Sample Lease Numbers 3, 5 and 23, the Servicer, on behalf of the Issuer, instructed us to use the Wheels System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 3 of 3
Notes:  (continued)

vii.
For the purpose of comparing the original stipulated cost Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Numbers 2, 3, 10, 12, 22, 28, 33, 42, 48, 56, 58, 63, 77, 78, 79, 84, 85, 89, 90, 95, 98, 106, 107, 109, 129, 130, 132, 133 and 145), the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the original stipulated cost Wheels Sample Characteristic for Sample Lease Numbers 2, 3, 10, 12, 22, 28, 33, 42, 48, 56, 58, 63, 77, 78, 79, 84, 85, 89, 90, 95, 98, 106, 107, 109, 129, 130, 132, 133 and 145, the Servicer, on behalf of the Issuer, instructed us to use the Wheels System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A

Wheels Sample Characteristic Difference

Sample Lease Number	Wheels Sample Characteristic	Wheels Data File Value	Source Document Value

118	Funding description	Wheels_2Yr+0.0040	<unable to determine>

Exhibit 3 to Attachment A Page 1 of 3
Donlen Sample Characteristics and Source Documents

Donlen Sample Characteristic	Donlen Data File Field Name(s)	Source Document(s)	Note(s)

Donlen vehicle number	DVN	Donlen Schedule A or Donlen System Screen Shots	i.

VIN	VIN	Donlen Schedule A and Donlen Title

Lessee name	Customer Name	(a) Donlen Lease Contract,	ii., iii.
(b) Donlen Lease Contract and Donlen Schedule A or
(c) Donlen Lease Contract and Donlen System Screen Shots

Funding description	(a) Base Instrument Rate Name and	Donlen Schedule A or Donlen System Screen Shots	iv., v.
(b) Variance

Reserve factor	Depreciation Rate	Donlen Schedule A or Donlen System Screen Shots	v., vi.

Make	Make	Donlen Schedule A

Model	Model	Donlen Schedule A	ii., vii.

Original stipulated cost	Cap Cost Total	Donlen Schedule A

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the indicated Donlen Sample Characteristics for each Donlen Sample Lease, the Servicer, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.
For the purpose of comparing the lessee name Donlen Sample Characteristic for each Donlen Sample Lease, the Servicer, on behalf of the Issuer, instructed us to use the Donlen Lease Contract, Donlen Lease Contract and Donlen Schedule A or the Donlen Lease Contract and Donlen System Screen Shots, as applicable, showing any customer hierarchy or relationship information, as the Source Documents (and in accordance with any other applicable note(s)).

Exhibit 3 to Attachment A Page 2 of 3
Notes:  (continued)

iv.	For the purpose of comparing the funding description Donlen Sample Characteristic for each Donlen Sample Lease, the Servicer, on behalf of the Issuer, instructed us to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown in the Donlen Schedule A, as applicable,
(b)
Use the funding description, as shown in the Donlen Schedule A and/or the Donlen System Screen Shots, as applicable, in accordance with the decode information shown on the Donlen Funding Description Mapping Schedule and

(c)	Ignore the first two letters in the rate name corresponding to the Donlen commercial paper Donlen Schedule A description, both as shown on the Donlen Funding Description Mapping Schedule, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)).

For the purpose of comparing the funding description Donlen Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 151, 156, 157, 162, 164, 165, 166, 167, 168, 169, 171, 172, 173, 176, 177, 180, 181, 190, 192 and 193), the Servicer, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the funding description Donlen Sample Characteristic for Sample Lease Numbers 151, 156, 157, 162, 164, 165, 166, 167, 168, 169, 171, 172, 173, 176, 177, 180, 181, 190, 192 and 193, the Servicer, on behalf of the Issuer, instructed us to use the Donlen System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

v.
The Servicer, on behalf of the Issuer, indicated that certain of the Donlen System Screen Shots contained account activity that occurred after the Cut-off Date.  For the purpose of comparing the indicated Donlen Sample Characteristics for each Donlen Sample Lease, the Servicer, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Cut-off Date.

Exhibit 3 to Attachment A Page 3 of 3
Notes:  (continued)

vi.
For the purpose of comparing the reserve factor Donlen Sample Characteristic for each Donlen Sample Lease (except for Sample Lease Numbers 157, 164, 165, 166, 176, 177, 180, 181, 192 and 193), the Servicer, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the reserve factor Donlen Sample Characteristic for Sample Lease Numbers 157, 164, 165, 166, 176, 177, 180, 181, 192 and 193, the Servicer, on behalf of the Issuer, instructed us to note agreement with a depreciation rate value of “0” or “<blank>,” as shown on the Donlen Data File, if there was no depreciation rate shown on the corresponding Donlen Schedule A (and in accordance with any other applicable note(s)).

vii.
For the purpose of comparing the model Donlen Sample Characteristic for each Donlen Sample Lease, the Servicer, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document, in accordance with the decode information shown on the Donlen Model Mapping Schedule, as applicable (and in accordance with any other applicable note(s)).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.

Exhibit 4 to Attachment A

Donlen Sample Characteristic Differences

Sample Lease Number	Donlen Sample Characteristic	Donlen Data File Value	Source Document Value

151	VIN	<REDACTED>	<unable to determine>

152	VIN	<REDACTED>	<unable to determine>

153	VIN	<REDACTED>	<unable to determine>

154	VIN	<REDACTED>	<unable to determine>

195	VIN	<REDACTED>	<unable to determine>

200	VIN	<REDACTED>	<unable to determine>

Note:

The Servicer, on behalf of the Issuer, was unable to provide a Donlen Title for Sample Lease Numbers 151, 152, 153, 154, 195 and 200.  The Servicer, on behalf of the Issuer, instructed us to compare the VIN Donlen Sample Characteristic for Sample Lease Numbers 151, 152, 153, 154, 195 and 200, as shown on the Donlen Data File, to the corresponding information in the corresponding Donlen Schedule A.  We noted that this information was in agreement.

Exhibit 5 to Attachment A Page 1 of 2
LeasePlan Sample Characteristics and Source Documents

LeasePlan Sample Characteristic	LeasePlan Data File Field Name(s)	Source Document(s)	Note(s)

VIN	VIN	LeasePlan Title or LeasePlan Schedule A	i.

Lessee name	Client_ClientName	LeasePlan Lease Contract or LeasePlan Lease Contract and LeasePlan Schedule A	ii., iii.

Funding description	(a) Lease_BaseInstrumentRateName and (b) Lease_SpreadRate	LeasePlan Schedule A	iv.

Reserve factor	Lease_DepreciationRate	LeasePlan Schedule A	v.

Make	ASSET_OEM	LeasePlan Schedule A

Model	ASSET_MODEL	LeasePlan Schedule A	ii.

Original stipulated cost	CapCost	LeasePlan Schedule A

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the indicated LeasePlan Sample Characteristics for each LeasePlan Sample Lease, the Servicer, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.
For the purpose of comparing the lessee name LeasePlan Sample Characteristic for each LeasePlan Sample Lease, the Servicer, on behalf of the Issuer, instructed us to use the LeasePlan Lease Contract or the LeasePlan Lease Contract and LeasePlan Schedule A, as applicable, showing any relationship information, as the Source Documents (and in accordance with any other applicable note(s)).

Exhibit 5 to Attachment A Page 2 of 2
Notes:  (continued)

iv.
For the purpose of comparing the funding description LeasePlan Sample Characteristic for each LeasePlan Sample Lease, the Servicer, on behalf of the Issuer, instructed us to ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown in the LeasePlan Schedule A, as applicable.

v.
For the purpose of comparing the reserve factor LeasePlan Sample Characteristic for each LeasePlan Sample Lease, the Servicer, on behalf of the Issuer, instructed us to only compare the reserve factor LeasePlan Sample Characteristic if the LeasePlan Sample Lease had a LeaseTypeDetail value of “open,” as shown on the LeasePlan Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.